UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21519

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks (1) — 111.7%

Security	Shares	Value
Aerospace & Defense — 3.8%
Lockheed Martin Corp.	37,000	$3,860,210
Raytheon Co.	190,000	10,816,700
United Technologies Corp.	30,000	1,919,400
		$16,596,310
Capital Markets — 2.0%
State Street Corp.	125,000	$8,955,000
		$8,955,000
Chemicals — 1.4%
BASF AG	100,000	$6,331,395
		$6,331,395
Commercial Banks — 3.7%
Banco Bradesco SA ADR	320,000	$6,793,600
Bank of Nova Scotia	200,000	9,746,000
		$16,539,600
Computer Peripherals — 2.9%
International Business Machines Corp.	100,000	$12,798,000
		$12,798,000
Diversified Telecommunication Services — 6.3%
AT&T, Inc.	350,000	$10,783,500
Koninklijke KPN NV	290,000	5,049,723
Telefonos de Mexico SA de CV ADR	200,000	5,040,000
Telmex Internacional SAB de CV ADR (2)	200,000	2,746,000
Verizon Communications, Inc.	120,000	4,084,800
		$27,704,023
Electric Utilities — 6.2%
Entergy Corp.	125,000	$13,365,000
Exelon Corp.	180,000	14,151,600
		$27,516,600
Energy Equipment & Services — 3.0%
Halliburton Co.	300,000	$13,446,000
		$13,446,000
Food Products — 2.5%
Nestle SA ADR	250,000	$11,087,500
		$11,087,500
Household Products — 2.0%
Kimberly-Clark de Mexico SA de C.V.	2,100,000	$9,052,626
		$9,052,626
Machinery — 3.7%
Caterpillar, Inc.	100,000	$6,952,000
Deere & Co.	45,000	3,157,200
Eaton Corp.	90,000	6,393,600
		$16,502,800
Media — 2.7%
Comcast Corp., Class A	321,747	$6,634,423
Publicis Groupe	160,000	5,224,603
		$11,859,026

Metals & Mining — 19.9%
Anglo American PLC ADR	227,500	$6,497,400
Arcelormittal ADR	150,000	13,113,000
BHP Billiton, Ltd. ADR	250,000	18,665,000
Freeport-McMoRan Copper & Gold, Inc., Class B	190,000	18,382,500
Rio Tinto PLC ADR	40,000	16,704,000
Southern Copper Corp.	540,000	15,001,200
		$88,363,100
Multiline Retail — 1.3%
JC Penney Co., Inc.	180,000	$5,549,400
		$5,549,400
Multi-Utilities — 4.2%
United Utilities Group PLC	591,136	$8,103,717
United Utilities Group PLC, Class B	765,000	2,576,160
Veolia Environnement	150,000	7,962,338
		$18,642,215
Office Electronics — 0.6%
Neopost SA	25,000	$2,485,658
		$2,485,658
Oil, Gas & Consumable Fuels — 29.6%
Chevron Corp.	175,000	$14,798,000
ConocoPhillips	100,000	8,162,000
Enbridge, Inc.	400,000	17,552,000
Exxon Mobil Corp.	100,000	8,043,000
Occidental Petroleum Corp.	250,000	19,707,500
Patriot Coal Corp. (2)	10,000	1,261,500
Peabody Energy Corp.	100,000	6,765,000
StatoilHydro ASA	425,000	13,741,796
Suncor Energy, Inc.	350,000	19,075,000
Total SA ADR	200,000	15,300,000
Valero Energy Corp.	200,000	6,682,000
		$131,087,796
Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	450,000	$9,504,000
Merck & Co., Inc.	196,870	6,477,023
Pfizer, Inc.	175,000	3,267,250
		$19,248,273
Real Estate Investment Trusts (REITs) — 6.4%
AvalonBay Communities, Inc.	25,000	$2,492,750
Boston Properties, Inc.	25,000	2,404,750
Federal Realty Investment Trust	50,000	3,630,500
Plum Creek Timber Co., Inc.	175,000	8,526,000
Public Storage, Inc.	75,000	6,141,750
Rayonier, Inc.	112,500	5,256,000
		$28,451,750
Textiles, Apparel & Luxury Goods — 1.6%
VF Corp.	100,000	$7,158,000
		$7,158,000
Tobacco — 2.9%
Philip Morris International, Inc.	250,000	$12,912,500
		$12,912,500
Wireless Telecommunication Services — 0.7%
Rogers Communications, Inc., Class B	85,000	$2,866,901
		$2,866,901
Total Common Stocks (identified cost $300,772,920)		$495,154,473

Preferred Stocks — 14.1%

Security	Shares	Value
Commercial Banks — 8.5%
Abbey National Capital Trust I, 8.963% (3)	15,000	$1,646,386
ABN AMRO North America Capital Funding Trust, 6.968% (3)(4)	950	644,812
Barclays Bank PLC, 8.55% (3)(4)	35,000	3,452,774
BBVA International Preferred SA Unipersonal, 5.919% (3)	10,000	780,705
BNP Paribas, 7.195% (3)(4)	25,000	2,173,220
BNP Paribas Capital Trust, 9.003% (3)(4)	40,000	4,110,748
Citigroup Inc., Series AA, 8.125%	36,000	739,800
Citigroup Inc., Series F, 8.50%	30,000	645,300
Credit Agricole SA/London, 6.637% (3)(4)	11,000	868,747
DB Contingent Capital Trust II, 6.55%	25,000	515,250
Den Norske Bank, 7.729% (3)(4)	36,000	3,662,118
HBOS PLC, 6.657% (3)(4)	19,000	1,233,043
HSBC Capital Funding LP, 9.547% (3)(4)	70,000	7,346,423
JPMorgan Chase & Co., 7.90% (3)	25,000	2,371,313
Landsbanki Islands HF, 7.431% (3)(4)	21,500	1,244,138
National City Corp., Series F, 9.875% (3)	90,000	1,728,000
Royal Bank of Scotland Group PLC, 7.64% (3)	9,000	776,057
Santander Finance Unipersonal, 6.50%	58,500	1,120,275
Standard Chartered PLC, 6.409% (3)(4)	10,500	840,219
Wachovia Corp., 8.00%	75,000	1,438,500
		$37,337,828
Diversified Financial Services — 0.2%
Lehman Brothers Holdings, Inc., 7.95%	45,000	$710,100
Merrill Lynch & Co., Inc., 6.70%	8,000	148,160
		$858,260
Food Products — 0.3%
Dairy Farmers of America, 7.875% (4)	18,500	$1,488,094
		$1,488,094
Insurance — 3.6%
Aegon NV, 6.375%	95,000	$1,617,850
Arch Capital Group, Ltd., Series B, 7.875%	15,000	341,250
AXA SA, 6.379% (3)(4)	5,000	409,963
AXA SA, 6.463% (3)(4)	44,000	3,579,030
Endurance Specialty Holdings, Ltd., 7.75%	14,750	302,375
ING Capital Funding Trust III, 8.439% (3)	12,000	1,223,519
ING Groep NV, 8.50%	100,000	2,500,000
PartnerRe, Ltd., 6.50%	20,000	400,000
Prudential PLC, 6.50%	16,000	1,278,846
RenaissanceRe Holdings, Ltd., 6.08%	113,000	1,954,900
Zurich Regcaps Fund Trust VI, 3.51% (3)(4)	2,500	2,411,719
		$16,019,452
Oil, Gas & Consumable Fuels — 1.2%
Kinder Morgan GP, Inc., 8.33% (3)(4)	5,000	$5,334,688
		$5,334,688
Sovereign Agency — 0.3%
CoBank, 11.00%	20,000	$995,170
Federal National Mortgage Association, Series O, 7.00% (3)	15,000	453,750
		$1,448,920
Thrifts & Mortgage Finance — 0.0%
Indymac Bank FSB, 8.50% (4)	75,000	$5,438
		$5,438
Total Preferred Stocks (identified cost $73,290,917)		$62,492,680

Short-Term Investments — 6.7%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 2.23% (5)	$29,567	$29,567,370
Total Short-Term Investments (identified cost $29,567,370)		$29,567,370
Total Investments — 132.5% (identified cost $403,631,207)		$587,214,523
Other Assets, Less Liabilities — (32.5)%		$(143,957,499)
Net Assets — 100.0%		$443,257,024

ADR	—	American Depository Receipt

(1)		All securities except for Patriot Coal Corp. and AvalonBay Communities, Inc. have been segregated as collateral with the custodian for borrowings under the Facility Agreement.
(2)		Non-income producing security.
(3)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2008.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2008, the aggregate value of the securities is $38,805,174 or 8.8% of the Fund’s net assets.

(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $294,456.

Country Concentration of Portfolio

	Percentage
Country	of Total Investments	Value
United States	60.8%	$356,743,826
Canada	8.4	49,239,901
United Kingdom	7.0	41,462,217
France	6.4	38,003,558
Australia	3.2	18,665,000
Norway	3.0	17,403,914
Mexico	2.9	16,838,626
Luxembourg	2.2	13,113,000
Switzerland	1.9	11,087,500
Netherlands	1.5	9,167,573
Brazil	1.2	6,793,600
Germany	1.1	6,331,395
Iceland	0.2	1,244,138
Spain	0.2	1,120,275
	100.0%	$587,214,523

The Fund did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$403,835,389
Gross unrealized appreciation	$202,539,097
Gross unrealized depreciation	(19,159,963)
Net unrealized appreciation	$183,379,134

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008